Financing receivables - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Mar. 31, 2013
Schedule Of Financing Receivables [Line Items]
Amount of purchases of secured corporate loans	¥ 11,030	¥ 36,658
Amount of nonaccrual status loan	¥ 5,824	¥ 5,824	¥ 5,855